CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (4,022)	$ (7,457)	$ (10,138)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest on loans	2,148	2,360	4,470
Depreciation and amortization	2,980	2,691	2,237
Stock-based compensation	243	138	31
Decrease in deferred tax	0	(299)	2
Change in Fair value of derivative warrants liability	(2,313)	0	0
Credit Losses	1,457	1,000	3,078
Inventory write-downs	180	138	(94)
Decrease in accounts receivables, net	(4,135)	(791)	(1,712)
Decrease (increase) in other current assets	670	(640)	(728)
Decrease (increase) in inventories, net	728	12	(1,063)
Increase (decrease) in accounts payables	616	(128)	(1,465)
Increase (decrease) in employees and payroll accruals	(325)	(780)	(508)
Increase (decrease) in accrued severance pay	(41)	51	(83)
Lease liability	(604)	(436)	(275)
Increase (decrease) in accrued expenses and other liabilities, related parties & deferred revenues	51	(513)	(3,449)
Net cash used in operating activities	(2,367)	(4,654)	(9,697)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(1,714)	(524)	(949)
Capitalization of software development costs	(1,652)	(1,613)	(743)
Increase in severance pay fund	0	(52)	0
Net cash used in investing activities	(3,366)	(2,189)	(1,692)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	(68)	(4)	(1,577)
Proceeds from loans and credit	0	900	13,600
Proceeds from exercise of options and warrants, net	1,819	0	19
Shares and warrants issuance, net	5,054	5,848	0
Net cash provided by financing activities	6,805	6,744	12,041
Increase (decrease) in cash, cash equivalents, and restricted cash	1,072	(99)	652
Cash, cash equivalents, and restricted cash - beginning of year	4,505	4,604	3,952
Cash, cash equivalents, and restricted cash - end of year	5,577	4,505	4,604
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for taxes	0	0	0
Cash paid for interest, net	0	0	0
NON-CASH TRANSACTIONS:
Conversion of loans and warrant into ordinary shares	$ 2,251	$ 212	$ 9,561